Document and Entity Information Document	Oct. 16, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 16, 2019
Entity Registrant Name	PIONEER NATURAL RESOURCES CO
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13245
Entity Tax Identification Number	75-2702753
Entity Address, Address Line One	5205 N. O'Connor Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	444-9001
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	PXD
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001038357
Amendment Flag	false